Liquidity and Going Concern (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 05, 2015	Apr. 10, 2015	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in Accounting Estimate [Line Items]
Net (loss)				$ (5,280,254)	$ (2,307,504)	$ (14,123,107)	$ (5,714,014)	$ (7,917,853)	$ (4,044,971)
Net cash used for operating activities						7,917,332	5,700,951	7,662,019	2,851,218
Net cash used in investing activities						68,279	(1,458,539)	(1,452,476)	8,718
Net cash provided by financing activities						11,047,148	7,340,714	7,332,432	2,792,993
Cash and cash equivalents				$ 4,538,680	$ 3,452,556	$ 4,538,680	$ 3,452,556	1,477,143	354,254	$ 421,197
Shares of common stock sold, price per share				$ 0.75		$ 0.75
Proceeds sale of stock						$ 88,093
Accumulated deficit				$ 56,619,570		56,619,570		$ 24,550,308	$ 13,972,552
Private placement value						$ 11,714,498
Common stock, par value				$ 0.01		$ 0.01		$ 0.01	$ 0.01
Warrant price				$ 1.50		$ 1.50
Common Stock
Change in Accounting Estimate [Line Items]
Net (loss)
Private Placement [Member]
Change in Accounting Estimate [Line Items]
Private placement value		$ 6,718,751	$ 4,995,749
Private Placement [Member] | Common Stock
Change in Accounting Estimate [Line Items]
Shares of common stock sold	2,500,000
Shares of common stock sold, price per share	$ 1.10
Proceeds sale of stock	$ 2,750,000
Discounts, commissions and expenses	$ 586,608
Private Placement [Member] | Warrant [Member]
Change in Accounting Estimate [Line Items]
Shares of common stock sold	1,250,000
Private Placement [Member] | Series E Preferred Stock [Member]
Change in Accounting Estimate [Line Items]
Private placement value		2,500,000
Escrow funds		$ 3,500,000
Over-Allotment Option [Member] | Common Stock
Change in Accounting Estimate [Line Items]
Shares of common stock sold	375,000
Over-Allotment Option [Member] | Warrant [Member]
Change in Accounting Estimate [Line Items]
Shares of common stock sold	187,500
Warrant price	$ 1.32